Unaudited Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 4,085		$ 2,627	$ 6,898
Current assets of consolidated variable interest entities
Cash and cash equivalents	751		1,270
Other current assets	137		102
Restricted cash	365		50
Marketable securities	2,175		250
Inventories	4,738
Accounts receivable	3,576		506
Other current assets	2,890		224	107
Loan granted	2,525		2,385
Current assets from discontinued operations (Note 3)				1,089
Total Current assets	21,242		13,555	9,094
Non-Current Assets
Operating right of use assets	4,189		823
Non-Current assets of consolidated variable interest entities
Cash and securities held in trust account	175,889		172,779
Other non-current assets			36
Investment under the fair value option	2,454
Property and equipment, net	575		101
Goodwill	99,047		7,688
Other intangible assets	12,196		7,388
Intangible assets			16
Deferred taxes	318
Funds in respect of employee rights upon termination	90
Non-Current assets of consolidated variable interest entities
Other intangible asset (Note 4)			7,388
Non-Current assets from discontinued operations (Note 3)				15
Total Non-Current assets	294,758		188,831	15
Total Assets	316,000		202,386	9,109
Current Liabilities
Short term loan	4,506		12
Accounts payable	4,035		124	70
Operating lease liability, current portion	1,362		504
Convertible notes payable, net (Note 9)				706
Note payable, net				64
Other current liabilities	6,059		3,117	1,167
Other current liabilities of consolidated variable interest entities	255		104
Stock purchase warrant liabilities	124,387		24,521	164,771
Deferred considerations	9,592		14,067
Derivative liability				848
Current liabilities from discontinued operations (Note 3)				3,163
Total current liabilities	153,188		43,546	171,450
Non-Current liabilities
Non-current operating lease liabilities	2,685		143
Loan payable - former related parties, net of current maturities	3,285		850	992
Liability in respect of employee rights upon termination	114
Deferred tax liability	498		647
Non-current liabilities from discontinued operations (Note 3)				17
Total Non-Current liabilities	6,582		1,640	1,009
Total Liabilities	159,770		45,186	172,459
Noncontrolling interests Subject to Possible Redemption	175,889		172,779
Stockholders' Deficit
Preferred stock ($0.0001 par value; 15,000,000 shares authorized; 200 and 0 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively)		[1]
Common stock ($0.0001 par value; 150,000,000 shares authorized; 758,660 and 152,206 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively)	10		2
Additional paid-in capital	207,104		102,737	37,760
Accumulated other comprehensive loss	(276)			(34)
Accumulated deficit	(232,162)		(122,527)	(201,076)
Total Company’s stockholders’ deficit	(25,324)		(19,788)	(163,350)
Non-controlling interest	5,665		4,209
Total stockholders’ deficit	(19,659)		(15,579)	(163,350)
Total liabilities and stockholders’ deficit	316,000		202,386	9,109
Related Party
Current assets of consolidated variable interest entities
Note receivable - related party			4,500	1,000
Due from related parties			1,641
Current Liabilities
Promissory note – related party	2,061
Due to related parties	181		255	42
Loans payable - former related parties, current maturities	$ 750		$ 842	$ 619

[1]	Less than $1 thousand.